Other Operating Income (Expenses), Net - Summary of Other Operating Income (Expenses), Net (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Operating Income Net [Abstract]
Other operating income	R$ 27,666	R$ 90,613	R$ 208,245	R$ 20,682	R$ 23,764
Recovery of charges and expenses	501	51,800	53,453	6,873	3,165
Reversal of operating provisions	704	4,392	9,767	2,641	2,684
Revenue from incentives from Tesouro Direto and B3	21,672	8,855	101,615	9,931	4,226
Interest received on tax	2,281	22,931
Other	2,508	2,635	43,410	1,237	13,689
Other operating expenses	(41,549)	(5,437)	(54,888)	(51,971)	(31,468)
Legal proceedings and agreement with customers	(10,246)	(437)	(9,499)	(16,385)	(18,370)
Tax incentive expenses			(10,265)	(2,015)	(2,980)
Losses on write-off and disposal of assets	(59)	(3)	(7,060)	(11,064)	(1,503)
Fines and penalties	(624)	(730)	(1,191)	(7,446)	(2,755)
Associations and regulatory fees	(3,321)	(839)	(4,216)	(3,059)	(2,073)
Charity	(16,596)	(1,250)	(6,751)	(5,938)	(50)
Other	(10,703)	(2,178)	(15,906)	(6,064)	(3,737)
Total	R$ (13,883)	R$ 85,176	R$ 153,357	R$ (31,289)	R$ (7,704)